OTHER PAYABLES (Tables)	6 Months Ended
Dec. 31, 2025
OTHER PAYABLES
Schedule of other payables third parties

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Parties		(Unaudited)	(Unaudited)
Professional service fees	¥2,211,757	¥671,266	$95,990
Distributors and employees	2,837,272	3,930,118	561,999
Accrued expenses	523,917	481,884	68,908
Others	581,943	65,573	9,377
Total	¥6,154,889	¥5,148,841	$736,274

Schedule of other payables related parties

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Related Parties		(Unaudited)	(Unaudited)
Expenses paid by the major shareholders	¥2,382,218	¥604,975	$86,510
Due to family members of the owners of BHD and FGS	545,159	649,559	92,886
Due to management staff for costs incurred on behalf of the Company	—	36,022	5,151
Total	¥2,927,377	¥1,290,556	$184,547